Segment Information - Results Per Segment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Time charter, voyage and port terminal revenues	$ 190,734	$ 178,619	$ 165,625
Sales of products	46,350	68,414	69,063
Time charter, voyage and port terminal expenses	(42,428)	(41,776)	(41,680)
Direct vessel expenses	(72,713)	(69,476)	(63,422)
Cost of products sold	(42,760)	(65,039)	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(19,555)	(22,502)	(18,180)
Amortization of intangible assets	(3,799)	(4,438)	(4,436)
Amortization of deferred drydock and special survey costs	(3,392)	(1,332)	(718)
General and administrative expenses	(14,617)	(14,844)	(13,662)
Provision for losses on accounts receivable	(567)	(747)	(492)
Taxes other than income taxes	(7,912)	(8,212)	(8,934)
Gain on sale of assets	18	0	36
Interest expense and finance cost, net	(25,148)	(20,057)	(17,074)
Interest income	219	388	843
Foreign exchange differences	414	(279)	(645)
Other income, net	430	1,492	669
Income/(loss) before income taxes and noncontrolling interest	5,274	211	236
Income tax benefit/(expense)	4,554	(35)	348
Net income/(loss)	9,828	176	584
Less: Net income attributable to the noncontrolling interest	(112)	(20)	(780)
Net income/(loss) attributable to Navios Logistics' stockholders	9,716	156	(196)
Port Terminal Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	39,189	32,209	23,347
Sales of products	46,350	68,414	69,063
Time charter, voyage and port terminal expenses	(10,654)	(9,384)	(8,553)
Direct vessel expenses	0	0	0
Cost of products sold	(42,760)	(65,039)	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(2,853)	(2,785)	(2,538)
Amortization of intangible assets	(983)	(930)	(927)
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	(2,097)	(2,292)	(2,337)
Provision for losses on accounts receivable	0	0	(28)
Taxes other than income taxes	(234)	(113)	(193)
Gain on sale of assets	18	0	36
Interest expense and finance cost, net	0	(1)	0
Interest income	75	266	459
Foreign exchange differences	(339)	(294)	(182)
Other income, net	8	98	36
Income/(loss) before income taxes and noncontrolling interest	25,720	20,149	11,426
Income tax benefit/(expense)	1,587	(889)	(390)
Net income/(loss)	27,307	19,260	11,036
Less: Net income attributable to the noncontrolling interest	0	0	0
Net income/(loss) attributable to Navios Logistics' stockholders	27,307	19,260	11,036
Cabotage Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	54,337	52,557	51,228
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(1,871)	(1,741)	(1,109)
Direct vessel expenses	(34,499)	(34,565)	(31,276)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets, net	(2,655)	(4,152)	(4,300)
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	(2,188)	(463)	(212)
General and administrative expenses	(898)	(660)	(291)
Provision for losses on accounts receivable	(123)	0	0
Taxes other than income taxes	(4,847)	(4,331)	(4,861)
Gain on sale of assets	0	0	0
Interest expense and finance cost, net	(6,504)	(6,635)	(4,344)
Interest income	0	1	0
Foreign exchange differences	692	0	0
Other income, net	0	372	0
Income/(loss) before income taxes and noncontrolling interest	1,444	383	4,835
Income tax benefit/(expense)	(1,218)	(99)	(325)
Net income/(loss)	226	284	4,510
Less: Net income attributable to the noncontrolling interest	0	0	(641)
Net income/(loss) attributable to Navios Logistics' stockholders	226	284	3,869
Barge Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	97,208	93,853	91,050
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(29,903)	(30,651)	(32,018)
Direct vessel expenses	(38,214)	(34,911)	(32,146)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets, net	(14,047)	(15,565)	(11,342)
Amortization of intangible assets	(2,816)	(3,508)	(3,509)
Amortization of deferred drydock and special survey costs	(1,204)	(869)	(506)
General and administrative expenses	(11,622)	(11,892)	(11,034)
Provision for losses on accounts receivable	(444)	(747)	(464)
Taxes other than income taxes	(2,831)	(3,768)	(3,880)
Gain on sale of assets	0	0	0
Interest expense and finance cost, net	(16,375)	(13,421)	(12,730)
Interest income	144	121	384
Foreign exchange differences	61	15	(463)
Other income, net	422	1,022	633
Income/(loss) before income taxes and noncontrolling interest	(19,621)	(20,321)	(16,025)
Income tax benefit/(expense)	4,185	953	1,063
Net income/(loss)	(15,436)	(19,368)	(14,962)
Less: Net income attributable to the noncontrolling interest	(112)	(20)	(139)
Net income/(loss) attributable to Navios Logistics' stockholders	(15,548)	(19,388)	(15,101)
Unallocated interest
Segment Reporting Information
Time charter, voyage and port terminal revenues	0	0	0
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	0	0	0
Direct vessel expenses	0	0	0
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets, net	0	0	0
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	0	0	0
Provision for losses on accounts receivable	0	0	0
Taxes other than income taxes	0	0	0
Gain on sale of assets	0	0	0
Interest expense and finance cost, net	(2,269)	0	0
Interest income	0	0	0
Foreign exchange differences	0	0	0
Other income, net	0	0	0
Income/(loss) before income taxes and noncontrolling interest	(2,269)	0	0
Income tax benefit/(expense)	0	0	0
Net income/(loss)	(2,269)	0	0
Less: Net income attributable to the noncontrolling interest	0	0	0
Net income/(loss) attributable to Navios Logistics' stockholders	$ (2,269)	$ 0	$ 0